Segment Information (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment		$ 26,958	$ 26,915		$ 28,805	$ 18,921
Intangible assets		846	1,061		1,429	1,626
Goodwill		1,548	1,542		1,568	1,504
Singapore [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	6,820	20,111	$ 9,430	21,854	32,081
Non-current assets
Leasehold land		26,247	26,793	26,793	28,571	18,707
Intangible assets		4,638	4,728	4,728	5,022	5,010
Goodwill		843	1,061	1,061	1,424	1,613
Deferred expenses
Malaysia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,162	4,316	2,282	4,444	7,829
Non-current assets
Leasehold land		5	72	72	130	39
Intangible assets
Goodwill
Deferred expenses
Indonesia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,139	4,336	2,266	7,725	11,231
Non-current assets
Leasehold land		5	7	7	12	24
Intangible assets
Goodwill		3
Deferred expenses
The rest of Southeast Asia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	397	1,256	637	1,520	2,916
Non-current assets
Leasehold land		1	2	2	4	6
Intangible assets
Goodwill						1
Deferred expenses
Southeast Asia Subtotal[Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	9,518	30,019	14,615	35,543	54,057
Non-current assets
Leasehold land		26,258	26,874	26,874	28,717	18,776
Intangible assets		4,638	4,728	4,728	5,022	5,010
Goodwill		846	1,061	1,061	1,424	1,614
Deferred expenses
South Korea [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	12,485	21,838	10,227	21,092	19,359
Non-current assets
Leasehold land		349	12	12	21	33
Intangible assets
Goodwill					4	10
Deferred expenses		1,548	1,542	1,542	1,568	1,504
Hong Kong [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,938	6,689	3,008	8,733	11,550
Non-current assets
Leasehold land		2	3	3	7	7
Intangible assets
Goodwill
Deferred expenses
China [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	2,311	10,760	6,774	14,169	8,329
Non-current assets
Leasehold land		1	1	1	1	1
Intangible assets
Goodwill						1
Deferred expenses
The Rest of North Asia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,747	5,423	2,469	6,102	8,189
Non-current assets
Leasehold land		17	9	9	14	23
Intangible assets
Goodwill					1	1
Deferred expenses
North Asia Subtotal [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	18,481	44,710	22,478	50,096	47,427
Non-current assets
Leasehold land		369	25	25	43	64
Intangible assets
Goodwill					5	12
Deferred expenses		1,548	1,542	1,542	1,568	1,504
Australia [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,234	6,760	3,762	13,101	20,297
Non-current assets
Leasehold land		329	12	12	39	81
Intangible assets
Goodwill
Deferred expenses
Others [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	1,890	6,890	3,491	8,999	6,222
Non-current assets
Leasehold land		2	4	4	6
Intangible assets
Goodwill
Deferred expenses
Total [Member]
StatementsLineItems [Line Items]
Revenue from external customers	[1]	31,123	88,379	44,346	107,739	128,003
Non-current assets
Leasehold land		26,958	26,915	26,915	28,805	18,921
Intangible assets		4,638	4,728	4,728	5,022	5,010
Goodwill		846	1,061	1,061	1,429	1,626
Deferred expenses		$ 1,548	$ 1,542	$ 1,542	$ 1,568	$ 1,504

[1]	The geographical information above is derived based on the registered billing address of the customers.